Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred shares, par value	$ 0.001	$ 0.001
Preferred shares, authorized	1,000,000	1,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value	$ 0.001
Ordinary shares, authorized	100,000,000
Ordinary shares, issued	26,879,202
Ordinary shares, outstanding	26,879,202
Common Stock [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	26,879,202	26,879,102
Ordinary shares, outstanding	26,879,202	26,879,102
Class Z Ordinary Shares [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued		29,999,990
Ordinary shares, outstanding		29,999,990